Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Tables
Operating lease payments	The annual non-cancelable operating lease payments on these leases are as follows:
2014	$84,251
2015	$2,458
Thereafter	Nil

The Company leases premises and facilities under operating leases with terms ranging from 12 months to 32 months. The annual non-cancelable operating lease payments on these leases are as follows:

2014		$88,203
2015		$2,593
Thereafter	$	Nil